Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Secured credit facilities	$ 226,189	$ 248,313
Total borrowings	1,668,056	1,675,415
Less: current portion, net	(30,347)	(29,827)
Less: deferred finance costs, net	(21,786)	(24,230)
Total long-term borrowings	1,615,923	1,621,268
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans and notes payables	72,279	59,768
2019 Notes
Debt Instrument [Line Items]
Senior Notes	291,094	291,094
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Senior Notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Acquisition Loan
Debt Instrument [Line Items]
Secured credit facilities	$ 53,494	$ 51,240